CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY (USD $)	Common Stock	Deficit Accumulated During Development Stage	Total
Beginning Balance, Amount at Jun. 30, 2013
Beginning Balances, Shares at Jun. 30, 2013
Common stock issued for cash at $0.001 per share, June 30, 2013, Shares	12,400,000
Common stock issued for cash at $0.001 per share, June 30, 2013, Amount	12,400		12,400
Common stock Issued for cash at $1.00 per share, July 11 through August 8, 2013, Shares	707,000
Common stock Issued for cash at $1.00 per share, July 11 through August 8, 2013, Amount	707,000		707,000
Recapitalization on August 14, 2013, Shares	9,724,200
Recapitalization on August 14, 2013, Amount	(10,663)		(10,663)
Purchase and cancellation of shares of common stock on August 14, 2013, Shares	(8,000,000)
Purchase and cancellation of shares of common stock on August 14, 2013, Amount	(100,000)		(100,000)
Common stock issued for cash at $1.00 per share, August 14 through September 19, 2013, Shares	266,000
Common stock issued for cash at $1.00 per share, August 14 through September 19, 2013, Amount	266,000		266,000
Common stock issued for services December 9, 2013, Shares	40,000
Common stock issued for services December 9, 2013, Amount	40,000		40,000
Discount on convertible notes issued January 29, 2014	289,811		289,811
Loss on sale of mapping business to related party	(452)		(452)
Net loss for the year		(710,962)	(710,962)
Ending Balance, Amount at Dec. 31, 2013	1,204,096	(710,962)	493,134
Ending Balance, Shares at Dec. 31, 2013	15,137,200
Common stock issued for services December 9, 2013, Amount			0
Re- acquired common shares on January 5, 2014, shares	(1,750,000)
Warrants sold to Full Circle January, 2014 in financing transaction	500,000		500,000
Discount on convertible notes issued January 29, 2014	1,131,525		1,131,525
Issuance of common shares in settlement of convertible notes payable of $255,000 and accrued interest of $3,669, shares	51,733
Issuance of common shares in settlement of convertible notes payable of $255,000 and accrued interest of $3,669, Amount	258,669		258,669
Warrants issued as commission for sale of convertible notes payable	280,875		280,875
Net loss for the year	(573,863)		(573,863)
Ending Balance, Amount at Mar. 31, 2014	$ 3,375,165	$ (1,284,825)	$ 2,090,340
Ending Balance, Shares at Mar. 31, 2014	13,438,933